Supplemental cash flow information	12 Months Ended
Dec. 31, 2020
Statements [Line Items]
Supplemental cash flow information [Text Block]

18. Supplemental cash flow information

The following table summarizes the changes in non-cash working capital for the years ended December 31, 2020 and 2019:

	Year ended December 31,
	2020	2019
	$	$
Receivables and receivable due from related party	1,600	(1,864)
Prepaid expenses and deposits	(144)	(176)
Accounts payable and accrued liabilities	69	(1,720)
Change in non-cash working capital	1,525	(3,760)